REED’S, Inc. Christopher J. Reed, C.E.O., Chairman, & Founder 13000 South Spring Street, Los Angeles, California 90061 Ph: (800) 99-REEDS ext. 10 • Fax: (310) 217-9411 www.reedsgingerbrew.com
February 18, 2005
VIA U. S. MAIL and EDGAR

United States Securities and Exchange Commission
Attn:      H. Christopher Owings, Assistant Director
Office of Small Business
Mail Stop 0308
Washington, D.C. 20549

RE:       REED’S, INC., a Delaware corporation
Registration Statement on Form SB-2
SEC File No.: 333-120451 ~ Filed November 12, 2004

Dear Mr. Owings:

On 28 January 2005, our associate Steve Ferrari was informed in conversation with Mr. Phippen that the SEC would be willing to accept interim response to its comments in CORRESPONDENCE transmission prior to filing Amendment 1 to our Registration Statement on Form SB/2, File #333-120451, as filed on 11 November 2004. The attached revision and the informal response letter from our counsel, Lawrence Horwitz are enclosed in light of this consideration.

We thank the Commission, its Assistant Director, the Examiners, and their staff for their consideration in this matter and we hope that the enclosed response is sufficiently helpful in your pursuit of acceptable disclosure from our company.

Also attached to this CORRESPONDENCE transmission are additional Exhibits as required and requested.

All of these have been transmitted by United States Mail, FedEx, and EDGAR.

Thank you again for your consideration.
Sincerely,

/s/ Christopher J. Reed

Christopher J. Reed, CEO & Founder
Reed’s, Inc., A Delaware Corporation

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